Income Tax And Social Contribution - Summary of Tax Losses of Subsidiaries (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax losses	R$ 880,516	R$ 837,186
Natura (France e USA) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax losses	449,378	382,971
Aesop (Substantially by operations in the US, Germany and Brazil) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax losses	46,381	47,659
The Body Shop (Operations in the US, France and Brazil) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax losses	R$ 384,757	R$ 406,556